Consolidated statements of cash flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Profit / (loss) for the period		€ 33,119	€ (30,845)	[1]
Adjustments for:
Depreciation		10,154	10,861
Amortization		910	1,569
Interest expenses		3,796	4,639
Share of (profit) loss of equity-method investees, net of tax		290	(18)
(Gain) from loss of control in a former subsidiary		(75,411)
(Gain) loss on sale of property, plant and equipment		(171)	73
Unrealized foreign exchange (gains) losses		174	(1,141)
Deferred income for capital grants		(769)	(989)
Tax expense		7,429	2,886
Total adjustment		(53,598)	17,880
Inventories		5,999	(1,387)
Trade and other receivables		(3,678)	5,723
Other assets		(1,675)	1,484
Trade and other payables		7,365	11,854
Contract liabilities		12,317	3,235
Provisions		(3,694)	3,732
Other liabilities		1,119
One-time termination benefit payments		(1,411)	(8,272)
Employees' leaving entitlement		(1,066)	(606)
Total changes		15,276	15,763
Cash provided by (used in) operating activities		(5,203)	2,798
Interest paid		(3,033)	(2,821)
Income taxes paid		(3,112)	(4,878)
Net cash used in operating activities		(11,348)	(4,901)
Cash flows from investing activities:
Additions		(7,283)	(6,708)
Disposals		572	760
Intangible assets		(878)	(845)
Purchase of business, net of cash acquired			(3,558)
Disposal of a business, net of cash disposed off		22,156
Net cash provided by (used in) investing activities		14,567	(10,351)
Cash flows from financing activities:
Proceeds			12,500
Repayments		(4,774)	(4,744)
Short-term borrowings		7,419	5,956
Dividends distribution to non-controlling interests		(453)	(1,349)
Net cash provided by financing activities		2,192	12,363
Increase (decrease) in cash and cash equivalents		5,411	(2,889)
Cash and cash equivalents as at January 1 (*)	[2]	55,035	60,565
Effect of movements in exchange rates on cash held		(77)	(2,641)
Cash and cash equivalents as at December 31 (*)	[2]	€ 60,369	€ 55,035

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5.
[2]	As at December 31, 2018 and 2017 cash and cash equivalents includes bank overdrafts of 1,762 and nil, respectively, that are repayable on demand and form an integral part of the Group's cash management.